INCOME TAXES DISCLOSURE: Schedule of deferred tax assets and liabilities (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of deferred tax assets and liabilities

	Year ended January 31,
	2025	2024	2023
Deferred tax assets (liabilities):
Federal loss carryforwards	$4,235,000	$3,669,000	$3,108,000
Mineral properties	43,000	40,000	40,000
Share issue costs	18,000	5,000	8,000
	4,296,000	3,714,000	3,156,000
Valuation allowance	(4,296,000)	(3,714,000)	(3,156,000)
Net deferred tax asset	$-	$-	$-